Segment reporting	9 Months Ended
Sep. 30, 2020
Segment reporting
Segment reporting

9. Segment reporting

The following table summarizes segment reporting. The sum of the amounts of the two segments equals the total for the Group in each of the periods.

	Three months ended September 30,
	2020				2019
	(€ in thousands)
			CONSO				CONSO
	SYSTEMS	SERVICES	LIDATION	GROUP	SYSTEMS	SERVICES	LIDATION	GROUP
Revenues	2,836	2,222	(150)	4,908	1,966	2,800	(330)	4,436
third party	2,686	2,222		4,908	1,636	2,800	--	4,436
intra-segment	150	--	(150)	—	330	--	(330)	—
Cost of sales	(1,626)	(1,675)		(3,301)	(1,279)	(2,292)		(3,571)
Gross profit	1,060	547		1,607	357	508		865
Gross profit in %	39.5%	24.6%		32.7%	21.8%	18.1%		19.5%
Operating Expenses				(4,254)				(5,142)
Other operating expenses				(590)				(36)
Other operating income				223				787
Operating loss				(3,014)				(3,526)
Finance expense (1) (2)				(1,005)				(325)
Finance income (1) (2)				77				184
Financial result				(928)				(141)
Loss before income taxes				(3,942)				(3,667)
Income tax income (expense) (2)				(93)				(68)
Net loss				(4,035)				(3,735)

	Nine months ended September 30,
	2020				2019
	(€ in thousands)
			CONSO				CONSO
	SYSTEMS	SERVICES	LIDATION	GROUP	SYSTEMS	SERVICES	LIDATION	GROUP
Revenues	6,437	6,846	(575)	12,708	6,777	8,871	(597)	15,051
third party	5,862	6,846	--	12,708	6,180	8,871	--	15,051
intra-segment	575	--	(575)	—	597	--	(597)	—
Cost of sales	(3,822)	(5,109)		(8,931)	(4,463)	(6,284)		(10,747)
Gross profit	2,040	1,737		3,777	1,717	2,587		4,304
Gross profit in %	34.8%	25.4%		29.7%	27.8%	29.2%		28.6%
Operating Expenses				(13,567)				(15,011)
Other operating expenses				(1,958)				(422)
Other operating income				1,258				1,468
Operating loss				(10,490)				(9,661)
Finance expense (1) (2)				(1,692)				(934)
Finance income (1) (2)				573				447
Financial result				(1,119)				(487)
Loss before income taxes				(11,609)				(10,148)
Income tax income (expense) (2)				(150)				(123)
Net loss				(11,759)				(10,271)

(1)Comparative figures for the three and nine months ended September 30, 2019 were revised related to the amendment of classification of short-term investments. For further information, see Note 1 of the interim consolidated financial statements.

(2)Comparative figures for the three and nine months ended September 30, 2019 were revised related to the recalculation of the performance participation interest related to the Finance Contract with the EIB. For further information, see Note 1 of the interim consolidated financial statements.